Related Party Transactions - Balances with Parent and Ultimate Parent Companies and Finance Income or Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	£ 13,354		£ 11,606		£ 11,965
Non-current liabilities loans	(13,038)	[1]	(11,105)		(12,029)
Trade and other receivables	15		25		9
Current asset investments	3,224		1,740		3,271
Current liabilities loans	(2,298)	[1]	(2,791)		(3,756)
Finance income	215		232		389
Finance (expense)	(794)		(842)		(769)
British Telecommunications plc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	10,318		10,191		10,510
Non-current liabilities loans	(14,916)	[2]	(16,874)	[3]
Current asset investments	168		192		327
Trade and other payables	(50)		(63)		(70)
Current liabilities loans	(18,494)	[2]	(19,999)	[3]
Finance income	169		191		326
Ultimate Parent Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	2,983		1,371		1,409
Non-current liabilities loans	(1,044)		(1,024)		(1,004)
Trade and other receivables	15		25		9
Current asset investments	34		28		26
Current liabilities loans	(18)		(159)		(20)
Finance income	34		28		26
Finance (expense)	£ (18)		£ (25)		£ (20)

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the company financial statements
[3]	2017 restated, see note 1 for further information